Finance debt - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Carrying amount at beginning	€ 36,843	€ 34,065
Cash flows	(3,805)	(2,498)
Currency translation differences	(869)	176
Changes in the scope of consolidation	474	917
Other non-monetary changes	1,559	4,183
Carrying amount at end	34,202	36,843
Long-term debt and current portion of long-term debt
Borrowings
Carrying amount at beginning	26,152	24,637
Cash flows	(2,279)	(1,232)
Currency translation differences	(586)	232
Changes in the scope of consolidation	470	855
Other non-monetary changes	(184)	1,660
Carrying amount at end	23,573	26,152
Short-term debt
Borrowings
Carrying amount at beginning	4,238	4,092
Cash flows	(276)	(61)
Currency translation differences	201	(303)
Changes in the scope of consolidation	4	12
Other non-monetary changes	762	498
Carrying amount at end	4,929	4,238
Long-term and current portion of long-term lease liabilities
Borrowings
Carrying amount at beginning	6,453	5,336
Cash flows	(1,250)	(1,205)
Currency translation differences	(484)	247
Changes in the scope of consolidation		50
Other non-monetary changes	981	2,025
Carrying amount at end	€ 5,700	€ 6,453